Share-Based Payments - Schedule of Share Options Outstanding (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Share Options Outstanding [Abstract]
Opening balance as of January 1,	56,296	73,251
Exercised during the year	(2,243)	(16,955)
Ending shares option	54,053	56,296